April 18, 2016

VIA EDGAR SUBMISSION

Securities and Exchange Commission

450 Fifth Street

Judiciary Plaza

Washington, D.C. 20549

Re: Prudential Investment Portfolios, Inc. 14 –
Prudential Floating Rate Income Fund:

Form N-1A

Post-Effective Amendment No. 57 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 60 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 2-82976

Investment Company Act No. 811-03712

Dear Sir or Madam:

On behalf of Prudential Floating Rate Income Fund (the “Fund”), a series of Prudential Investment Portfolios, Inc. 14 (the “Company”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing Post-Effective Amendment No. 57 to the Registration Statement under the 1933 Act; Amendment No. 60 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to include in the Fund’s statutory prospectus material information and disclosure with respect to the historical performance of institutional accounts managed by the Fund’s subadviser which have substantially similar investment objectives, investment strategies and investment policies as the Fund.

The Fund intends to file a subsequent post-effective amendment on or before June 17, 2016 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

The Amendment will go effective on June 17, 2016 and we would appreciate receiving the Staff’s comments, if any, on or about June 7, 2016.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-6469. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Jonathan D. Shain

Jonathan D. Shain

Vice President and Corporate Counsel